Quarterly Financial Data (Unaudited) (Schedule of Quarterly Consolidated Results of Operations) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total operating revenues	$ 821	$ 689	$ 792	$ 749	$ 671	$ 618	$ 680	$ 855	$ 3,051	[1]	$ 2,824	[2]	$ 3,790	[3]
Operating income	48	14	117	65	82	13	99	52	244	[1]	246	[2]	233	[3]
Net income	40	6	111	60	81	14	90	44	217	[1]	229	[2]	221	[3]
Net income attributable to noncontrolling interests	(7)	(3)	(4)	(3)	(5)	(2)	(2)	(4)	(17)	[1]	(13)	[2]	(30)	[3]
Net income attributable to partners	33	3	107	57	76	12	88	40	200	[1]	216	[2]	191	[3]
Net income (loss) allocable to limited partners	$ 8	$ (20)	$ 86	$ 31	$ 52	$ (9)	$ 69	$ 12	$ 105		$ 124		$ 75
Basic net income (loss) per limited partner unit (in dollars per share)	$ 0.09	$ (0.24)	$ 1.11	$ 0.48	$ 0.87	$ (0.16)	$ 1.33	$ 0.26	$ 1.34		$ 2.28		$ 1.73

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.